FINANCIAL INSTRUMENTS 3 (Details) (USD $)	9 Months Ended
	Sep. 30, 2013 vessel	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tangible Asset Impairment Charges	$ 103,724,000	$ 0
Number of vessels impaired	3
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	79,279,000
Restricted cash and investments	59,236,000
Marketable securities	1,238,000
First preferred mortgage term notes (7.84% to 8.04%)	191,448,000
4.5% Convertible Bond	116,638,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	79,279,000
Restricted cash and investments	59,236,000
Marketable securities	1,238,000
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	191,448,000
4.5% Convertible Bond	116,638,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash and investments	0
Marketable securities	0
First preferred mortgage term notes (7.84% to 8.04%)	0
4.5% Convertible Bond	0
Ship Finance Leased Vessels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tangible Asset Impairment Charges	103,700,000
Number of vessels impaired	3
Front Champion & Golden Victory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Probablity of Lease Termination	100.00%
Fair Value Of Vessels Carried At Fair Value Using Level 3 Inputs	0
Front Century [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tangible Asset Impairment Charges	15,600,000
Fair Value Of Vessels Carried At Fair Value Using Level 3 Inputs	$ 25,000,000